UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-231-2608

Date of fiscal year end:   12/31

Date of reporting period:   7/1/22 – 6/30/23

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-07694
Reporting Period: 07/01/2022 - 06/30/2023
Morgan Stanley Emerging Markets Debt Fund, Inc.

================ Morgan Stanley Emerging Markets Debt Fund, Inc. ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Morgan Stanley Emerging Markets Debt Fund, Inc.

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 28, 2023

* Print the name and title of each signing officer under his or her signature.